Document And Entity Information	Oct. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2025
Entity Registrant Name	Grayscale Ethereum Mini Trust ETF
Entity Central Index Key	0002020455
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	001-42184
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-6447880
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Grayscale Ethereum Mini Trust ETF Shares
Trading Symbol	ETH
Security Exchange Name	NYSEArca